Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Uncertain tax provision accrued	$ 123
R&D Investment Tax Credits [Member]
Disclosure of geographical areas [line items]
Unused tax credits for which no deferred tax asset recognized	6,351
Germany [Member]
Disclosure of geographical areas [line items]
Prepaid taxes owned	873
Unused tax losses for which no deferred tax asset recognized	216,979
Germany [Member] | EUR [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	177,416
United States [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	$ 4,559